Incentive Plans (Summary Of Performance Share Program Activity) (Details) (Performance Share Program [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Share Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units, Outstanding	6,812,594	6,066,050	6,254,256
Shares/Units, Granted	4,314,376	3,842,626	4,102,197
Shares/Units, Shares issued	(2,565,971)	(2,807,388)	(3,576,109)
Shares/Units, Forfeited	(500,940)	(288,694)	(714,294)
Shares/Units, Outstanding	8,060,059	6,812,594	6,066,050
Weighted Average Grant Date Fair Value, Outstanding	$ 23.31	$ 24.28	$ 32.69
Weighted Average Grant Date Fair Value, Granted	$ 28.04	$ 28.93	$ 19.10
Weighted Average Grant Date Fair Value, Shares issued	$ 32.43	$ 33.25	$ 33.21
Weighted Average Grant Date Fair Value, Forfeited	$ 25.07	$ 21.83	$ 23.41
Weighted Average Grant Date Fair Value, Outstanding	$ 22.83	$ 23.31	$ 24.28
Shares held for payout	187,460